Prepayments (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments [Abstract]
Schedule of prepayments
	December 31, 2021	December 31, 2020
Advance payments to suppliers	859,492	5,020
Clinical projects and related activities	—	164,916
Insurance	137,418	104,590
Other	—	3,063
Total prepayments	996,910	277,589